Property, plant and equipment	12 Months Ended
Jun. 30, 2025
Property, plant and equipment
Property, plant and equipment
16	Property, plant and equipment

		Building	Plant,		Assets
		and	equipment	Mineral	under
	Land	improvements	and vehicles	assets	construction*	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Carrying amount at 30 June 2023	4 592	11 258	169 176	14 009	26 437	225 472
Cost	5 023	24 252	399 595	53 259	26 437	508 566
Accumulated depreciation and impairment	(431)	(12 994)	(230 419)	(39 250)	—	(283 094)
Additions	—	14	683	354	29 514	30 565
to sustain existing operations	—	14	676	250	23 245	24 185
to expand operations	—	—	7	104	6 269	6 380
Reduction in rehabilitation provisions capitalised	—	—	(47)	(493)	(189)	(729)
Finance costs capitalised	—	—	—	—	1 644	1 644
Assets capitalised or reclassified	—	744	13 367	3 541	(17 997)	(345)
Reclassification to held for sale	(6)	—	119	—	9	122
Translation of foreign operations	(148)	(341)	(4 768)	—	(171)	(5 428)
Disposals and scrapping	(3)	(31)	(349)	(6)	(493)	(882)
Current year depreciation charge	—	(531)	(10 391)	(1 945)	—	(12 867)
Net impairment of property, plant and equipment (note 8)	(196)	(237)	(67 450)	(1 024)	(5 056)	(73 963)
Carrying amount at 30 June 2024	4 239	10 876	100 340	14 436	33 698	163 589
Cost	4 849	24 248	398 678	56 164	33 698	517 637
Accumulated depreciation and impairment	(610)	(13 372)	(298 338)	(41 728)	—	(354 048)
Additions	—	2	511	295	25 000	25 808
to sustain existing operations	—	2	505	244	22 062	22 813
to expand operations	—	—	6	51	2 938	2 995
Reduction in rehabilitation provisions capitalised (note 29)	—	—	—	—	(212)	(212)
Finance costs capitalised	—	—	—	—	1 883	1 883
Assets capitalised or reclassified	—	1 260	16 324	3 509	(21 059)	34
Reclassification from/(to) held for sale	47	(6)	(7)	—	—	34
Translation of foreign operations	(78)	(67)	(831)	—	132	(844)
Disposals and scrapping	(1)	(13)	(242)	(40)	(528)	(824)
Current year depreciation charge	—	(609)	(8 243)	(2 335)	—	(11 187)
Net impairment of property, plant and equipment (note 8)	(124)	320	(5 572)	(4 218)	(10 646)	(20 240)
Carrying amount at 30 June 2025	4 083	11 763	102 280	11 647	28 268	158 041
Cost	4 838	24 849	408 717	59 169	28 268	525 841
Accumulated depreciation and impairment	(755)	(13 086)	(306 437)	(47 522)	—	(367 800)

*Includes intangible assets and exploration and evaluation assets under construction.

16	Property, plant and equipment continued

	2025	2024	2023
for the year ended 30 June	Rm	Rm	Rm
Additions to property, plant and equipment (cash flow)
Current year additions	25 808	30 565	30 943
Adjustments for non-cash items	(463)	(491)	(217)
movement in environmental provisions capitalised	(264)	(473)	(50)
Reduction in capital project pre-payment	(191)	—	—
Rig leases	(10)	—	—
Area A5-A receivable	2	(18)	(167)
Per the statement of cash flows	25 345	30 074	30 726

	2025	2024
for the year ended 30 June	Rm	Rm
Capital commitments (excluding equity accounted investments)

Capital commitments, excluding capitalised interest, include all projects for which specific Board approval has been obtained. Projects still under investigation for which specific Board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	45 106	50 551
Authorised but not yet contracted for	21 015	26 897
Less expenditure to the end of year	(38 700)	(42 057)
	27 421	35 391

to sustain existing operations	25 012	29 988
to expand operations	2 409	5 403
Estimated expenditure
Within one year	20 634	24 796
One to five years	6 787	10 595
	27 421	35 391

Significant capital commitments and expenditure at 30 June comprise mainly of:

			Capital commitments		Capital expenditure
			2025	2024	2025	2024
Project	Project location	Business segment	Rm	Rm	Rm	Rm
Projects to sustain operations
Shutdown and major statutory maintenance	Various	Various	5 972	9 362	6 977	7 239
Environmental projects	Various	Various	1 025	5 102	2 569	3 143
Clean fuels II	Various	Fuels	1 642	1 960	1 271	1 495
Projects to expand operations
Exploration and development	Mozambique	Gas	1 779	3 422	3 309	6 475

Areas of judgement:

The depreciation methods, estimated remaining useful lives and residual values are reviewed at least annually. The estimation of the useful lives of property, plant and equipment is based on historic performance as well as expectations about future use and the impact of climate change and therefore requires a significant degree of judgement to be applied by management. The remaining useful lives of property, plant and equipment have been reassessed considering the Group’s targeted reduction in GHG emissions and remain appropriate.

16Property, plant and equipment continued

The following depreciation rates apply in the Group:

Buildings and improvements	1 - 17%, units of production over life of related reserve base
Retail convenience centres (included in buildings and improvements)	3 – 5%
Plant	2 – 50%
Equipment	3 – 91%
Vehicles	5 – 33%
Mineral assets	Units of production over life of related reserve base
Life-of-mine coal assets (included in mineral assets)	Units of production over life of related reserve base

Accounting policies:

Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses. Land is not depreciated.

When plant and equipment comprises major components with different useful lives, these components are accounted for as separate items.

Depreciation of mineral assets on producing oil and gas properties is based on the units-of-production method calculated using estimated proved developed reserves. The natural oil and gas reserves are calculated using a methodology designed to be compliant with SEC Regulations S-K and FASB ASC 932.

Life-of-mine coal assets are depreciated using the units-of-production method and is based on proved and probable reserves assigned to that specific mine (accessible reserves) or complex which benefits from the utilisation of those assets. The proved and probable reserves are determined using the SAMREC code. Other coal mining assets are depreciated on the straight-line method over their estimated useful lives.

Depreciation of property acquisition costs, capitalised as part of mineral assets in property, plant and equipment, is based on the units-of-production method calculated using estimated proved reserves.

Property, plant and equipment, other than mineral assets, is depreciated to its estimated residual value on a straight-line basis over its expected useful life.

Assets under construction

Assets under construction include land and expenditure capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment. The cost of self-constructed assets includes expenditure on materials, direct labour and an allocated proportion of project overheads. Cost also includes the estimated costs of dismantling and removing the assets and site rehabilitation costs to the extent that they relate to the construction of the asset as well as gains or losses on qualifying cash flow hedges attributable to that asset. When regular major inspections are a condition of continuing to operate an item of property, plant and equipment, and plant shutdown costs will be incurred, an estimate of these shutdown costs are included in the carrying value of the asset at initial recognition. Land acquired, as well as costs capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment are classified as part of assets under construction.

Finance expenses in respect of specific and general borrowings are capitalised against qualifying assets as part of assets under construction. Where funds are borrowed specifically for the purpose of acquiring or constructing a qualifying asset, the amount of finance expenses eligible for capitalisation on that asset is the actual finance expenses incurred on the borrowing during the period less any investment income on the temporary investment of those borrowings.

16Property, plant and equipment continued

Where funds are made available from general borrowings and used for the purpose of acquiring or constructing qualifying assets, the amount of finance expenses eligible for capitalisation is determined by applying a capitalisation rate to the expenditures on these assets. The capitalisation rate of 7,4% (2024 – 7,3%) is calculated as the weighted average of the interest rates applicable to the borrowings of the Group that are outstanding during the period, including borrowings made specifically for the purpose of obtaining qualifying assets once the specific qualifying asset is ready for its intended use. The amount of finance expenses capitalised will not exceed the amount of borrowing costs incurred.